UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2009
                                               ---------------------------------

Check here if Amendment [  ]; Amendment Number: ______
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Contrarius Investment Management Limited
Address:        Sir Walter Raleigh House
                48-50 Esplenade, St. Helier
                Jersey JE1 4HH, Channel Islands

Form 13F File Number:   28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew Radley
              ---------------------------------------------------------
Title:          Director
              ---------------------------------------------------------
Phone:          +44 1534 823 000
              ---------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Andrew Radley    St. Helier, Jersey, Channel Islands   February 12, 2010
-------------------- -------------------------------------  -------------------
    [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                            ---------------------------

Form 13F Information Table Entry Total:                  36
                                            ---------------------------

Form 13F Information Table Value Total:               $108,183
                                            ---------------------------
                                                    (thousands)

List of Other Included Managers:    None




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                                                      FORM 13F INFORMATION TABLE

                                                                                                            VOTING AUTHORITY

NAME OF  ISSUER         TITLE OF              VALUE     SHRS OR    SH/ PUT/ INVESTMENT    OTHER        SOLE       SHARED       NONE
------------             CLASS      CUSIP   (x$1000)    PRN AMT    PRN CALL DISCRETION    MANAGER      ----       ------       ----
                         -----      -----   --------    -------    --- ---- ----------    -------
Gannett Co. Inc.          Com    364730101     10,108     680,664   SH          Sole        None       680,664
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Warner Music Group        Com    934550104      7,772   1,373,161   SH          Sole        None       1,373,161
Corp.
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


CBS Corp.                 Com    124857202      7,461     531,045   SH          Sole        None       531,045
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Kroger Co.                Com    501044101      7,002     341,054   SH          Sole        None       341,054
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Medtronic Inc.            Com    585055106      6,511     148,047   SH          Sole        None       148,047
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


NVIDIA Corp.              Com    67066G104      6,236     333,855   SH          Sole        None       333,855
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Comcast Corp.             Com    20030N101      6,230     371,549   SH          Sole        None       371,549
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


AllianceBernstein       Unit Ltd 01881G106      5,931     211,056   SH          Sole        None       211,056
Holding L.P.             Partn
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Symantec Corp.            Com    871503108      5,549     310,186   SH          Sole        None       310,186
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


McClatchy Co.             Com    579489105      4,273   1,207,190   SH          Sole        None       1,207,190
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Viacom Inc.               Com    92553P201      4,175     140,415   SH          Sole        None       140,415
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


AngloGold Ashanti Ltd.    ADR    35128206       4,089     101,761   SH          Sole        None       101,761
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


VeriSign Inc.             Com    92343E102      3,971     163,816   SH          Sole        None       163,816
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Time Warner Cable Inc.    Com    88732J207      3,552      85,807   SH          Sole        None       85,807
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


SuperValu Inc.            Com    868536103      2,792     219,682   SH          Sole        None       219,682
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Amedysis inc.             Com    23436108       2,787      57,353   SH          Sole        None       57,353
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Kraft Foods Inc.          Com    50075N104      2,075      76,327   SH          Sole        None       76,327
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


United Online Inc.        Com    911268100      1,988     276,460   SH          Sole        None       276,460
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Fidelity National         Com    31620R105      1,709     126,991   SH          Sole        None       126,991
Financial Inc.
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Ceradyne Inc.             Com    156710105      1,597      83,088   SH          Sole        None       83,088
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Synaptics Inc.            Com    87157D109      1,557      50,808   SH          Sole        None       50,808
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Sappi Ltd.                ADR    803069202      1,492     313,342   SH          Sole        None       313,342
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


ValueClick Inc.           Com    92046N102      1,435     141,829   SH          Sole        None       141,829
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


MEMC Electronic           Com    552715104      1,358      99,720   SH          Sole        None       99,720
Materials Inc.
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


RealNetworks Inc.         Com    75605L104      1,296     349,410   SH          Sole        None       349,410
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Gilead Sciences Inc.      Com    375558103      1,243      28,734   SH          Sole        None       28,734
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Hovnanian Enterprises     Com    442487203      1,222     318,311   SH          Sole        None       318,311
Inc.
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Jackson Hewitt Tax        Com    468202106        645     146,670   SH          Sole        None       146,670
Service Inc.
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Gold Fields Ltd.          Com    38059T106        601      45,825   SH          Sole        None       45,825
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Biogen Idec Inc.          Com    09062X103        400       7,481   SH          Sole        None       7,481
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Amgen Inc.                Com    31162100         298       5,274   SH          Sole        None       5,274
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Harley-Davidson Inc.      Com    412822108        244       9,691   SH          Sole        None       9,691
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Weight Watchers           Com    948626106        199       6,808   SH          Sole        None       6,808
International
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


McGraw-Hill Companies     Com    580645109        147       4,388   SH          Sole        None       4,388
Inc.
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Potash Corp. of           Com    73755L107        128       1,184   SH          Sole        None       1,184
Saskatchewan Inc.
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


Harmony Gold Mining       ADR    413216300        110      10,837   SH          Sole        None       10,837
Co., Ltd.
----------------------- -------- --------- ------------ ---------- -------- ---------- --------------- ----------- -------- --------


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